SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 35.0%
Asset Backed Securities - 15.3%
$ 1,100,000 AMSR Trust, 1.63%, 07/17/37 (a) $ 1,121,261
40,314 Ascentium Equipment Receivables
Trust, 2.29%, 06/10/21 (a) 40,334
322,361 Brazos Higher Education Authority,
Inc. (USD 3 Month LIBOR + 0.85%),
1.06%, 07/25/29 (b) 322,459
113,880 CCG Receivables Trust REMIC, 2.50%,
06/16/25 (a) 114,067
599,428 CCG Receivables Trust REMIC, 3.09%,
12/15/25 (a) 605,521
1,480,000 CCG Receivables Trust REMIC, 0.54%,
12/14/27 (a) 1,482,060
1,269,324 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (a) 1,292,960
645,000 Citibank Credit Card Issuance Trust,
2.49%, 01/20/23 645,793
437,834 Cloud Pass-Through Trust, 3.55%,
12/05/22 (a)(c) 443,178
1,876,701 Colony American Finance, Ltd., 1.83%,
03/15/50 (a) 1,903,857
650,000 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) 652,278
1,094,579 Commonbond Student Loan Trust,
2.55%, 05/25/41 (a) 1,124,109
932,996 Commonbond Student Loan Trust,
3.87%, 02/25/46 (a) 962,488
780,000 Dell Equipment Finance Trust, 0.57%,
10/23/23 (a) 782,659
1,500,000 DLL Securitization Trust, 2.08%,
02/21/23 (a) 1,523,323
1,579,561 ELFI Graduate Loan Program 2020-A,
LLC, 1.73%, 08/25/45 (a) 1,604,385
1,410,000 FirstKey Homes 2020-SFR1 Trust,
1.34%, 09/17/25 (a) 1,426,140
240,483 Goal Capital Funding Trust (USD 3
Month LIBOR + 0.70%), 0.91%,
08/25/48 (a)(b) 238,754
826,333 GTE Auto Receivables Trust, 2.17%,
12/15/22 (a) 829,308
570,836 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 0.98%, 01/26/26 (b) 569,376
1,355,000 MMAF Equipment Finance, LLC,
2.84%, 11/13/23 (a) 1,388,382
840,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.76%, 10/15/31 (a)(b) 850,685
1,484,796 Pawnee Equipment Receivables, 2.29%,
10/15/24 (a) 1,499,025
Principal
Amount
Security
Description Value
$ 554,671 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.93%, 12/24/33 (a)(b) $ 553,228
141,598 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.53%),
0.76%, 12/24/33 (a)(b) 139,611
875,000 Progress Residential Trust, 2.69%,
10/17/36 (a) 902,383
1,257,606 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.21%,
10/25/21 (b) 1,240,624
1,116,279 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.86%,
07/25/22 (b) 1,116,788
657,296 SLM Student Loan Trust (USD 3
Month LIBOR + 1.70%), 1.91%,
07/25/23 (b) 658,289
815,528 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.71%,
04/25/23 (b) 815,143
98,583 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 98,859
494,615 SoFi Consumer Loan Program Trust,
2.02%, 01/25/29 (a) 499,789
187,996 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 188,547
1,139,552 Sofi Professional Loan Program 2016-
B, LLC (USD 1 Month LIBOR +
1.20%), 1.35%, 06/25/33 (a)(b) 1,145,422
1,500,000 Sofi Professional Loan Program Trust,
3.59%, 01/25/48 (a) 1,557,021
701,892 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 751,760
75,737 Toyota Auto Receivables Owner Trust,
1.93%, 01/18/22 75,884
1,270,718 Toyota Auto Receivables Owner Trust,
1.67%, 11/15/22 1,278,332
1,420,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,429,726
33,873,808
Non-Agency Commercial Mortgage Backed Securities - 8.8%
1,630,000 BANK 2019-BNK16, 3.93%, 02/15/52 1,752,419
1,840,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 1,963,889
1,300,000 BX Commercial Mortgage Trust
2020-FOX (USD 1 Month LIBOR +
1.00%), 1.16%, 11/15/32 (a)(b) 1,302,084
900,000 Cantor Commercial Real Estate
Lending, 3.62%, 04/15/24 973,605

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,166,000 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 $ 1,271,124
934,897 Citigroup Commercial Mortgage Trust,
3.85%, 11/10/46 997,380
1,585,529 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.75%,
09/10/45 (a)(c) 34,973
956,441 COMM Mortgage Trust Interest Only
REMIC, 1.02%, 03/10/46 (c) 11,572
455,102 COMM Mortgage Trust REMIC,
3.39%, 08/10/47 474,077
1,265,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.09%, 11/15/36 (a)(b) 1,250,780
33,425 DBUBS Mortgage Trust Interest Only
REMIC, 0.26%, 08/10/44 (a)(c) 5
3,996,317 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.32%,
08/10/44 (a)(c) 9,154
940,874 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46 (a)(c) 951,213
703,317 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/15/49 749,230
489,324 JPMDB Commercial Mortgage
Securities Trust, 2.04%, 11/13/52 500,307
1,202,908 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (a) 1,256,459
2,105,797 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (a) 2,112,598
1,299,827 Morgan Stanley Bank of America
Merrill Lynch Trust, 3.25%, 12/15/47 1,382,071
1,229,012 Morgan Stanley Bank of America
Merrill Lynch Trust Interest Only
REMIC, 0.97%, 12/15/48 (c) 18,282
992,189 Morgan Stanley Bank of America
Merrill Lynch Trust REMIC, 3.48%,
06/15/47 1,034,825
1,109,489 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,119,934
350,956 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 355,226
16,625 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.70%, 03/15/45 16,990
19,538,197
Non-Agency Residential Mortgage Backed Securities - 10.9%
270,260 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.02%, 12/25/33 (a)(b) 266,074
Principal
Amount
Security
Description Value
$ 40,180 Bayview Commercial Mortgage Pass-
Through Trust REMIC (USD 1
Month LIBOR + 0.86%), 1.00%,
04/25/36 (a)(b) $ 40,175
1,096,661 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.47%, 05/28/44 (b) 1,094,679
196,311 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.25%, 04/28/39 (b) 196,275
773,656 BRAVO Residential Funding Trust,
2.50%, 05/26/59 (a)(c) 799,712
503,893 Cascade Funding Mortgage Trust,
4.00%, 10/25/68 (a)(c) 520,264
1,381,849 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (a)(c) 1,398,240
1,095,000 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 1,094,999
182 Citicorp Residential Mortgage Trust
REMIC, 4.98%, 07/25/36 (d) 181
1,514,719 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) 1,581,735
777,439 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 832,510
85,100 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 89,970
18,664 Conseco Finance Corp. REMIC (USD
1 Month LIBOR + 2.75%), 2.91%,
04/15/32 (b) 18,655
1,185 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 1,054
519,255 Credit Suisse Mortgage Trust, 2.50%,
07/25/28 (a)(c) 531,465
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 0.90%,
02/25/33 (b) 154,940
155,782 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.02%,
12/25/37 (a)(d) 159,443
420,048 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 428,390
481,393 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 484,913
52,072 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 52,010
781,082 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 787,070
140,048 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.78%), 0.93%,
01/25/35 (a)(b) 140,025

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 182,293 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.65%,
05/25/36 (a)(b) $ 181,844
1,164,268 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 1,183,518
538,909 JPMorgan Mortgage Trust, 3.50%,
01/25/47 (a)(c) 540,223
109,428 JPMorgan Mortgage Trust, 3.00%,
11/25/48 (a)(c) 109,727
167,863 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 168,355
1,050,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.00%, 11/25/53 (a)(b) 1,050,650
1,275,624 Mill City Mortgage Loan Trust, 2.75%,
07/25/59 (a)(c) 1,298,836
513,994 New Residential Mortgage Loan Trust,
4.50%, 05/25/58 (a)(c) 557,343
45,806 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 49,075
90,671 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 96,560
133,916 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 142,704
47,647 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.87%, 03/25/35 (b) 47,914
21,141 Oakwood Mortgage Investors, Inc.
REMIC (USD 1 Month LIBOR +
0.38%), 0.53%, 03/15/21 (a)(b) 21,116
975,025 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50 (a)(c) 983,169
78,365 Park Place Securities, Inc. Asset-Backed
Pass-Through Certificates REMIC
(USD 1 Month LIBOR + 0.98%),
1.12%, 10/25/34 (b) 78,817
11,679 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.49%, 03/25/21 (b) 11,098
2,228 Residential Asset Securities Corp. Trust
REMIC, 3.87%, 05/25/33 (c) 2,293
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 10/25/21 5,236
25,467 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 25,562
723,064 Sequoia Mortgage Trust REMIC,
3.50%, 11/25/46 (a)(c) 729,719
70,665 Sequoia Mortgage Trust REMIC,
3.50%, 07/25/47 (a)(c) 70,907
Principal
Amount
Security
Description Value
$ 109,187 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) $ 109,540
786,804 Towd Point Mortgage Trust, 2.75%,
06/25/57 (a)(c) 815,312
1,692,210 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,794,977
352,535 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 368,819
699,869 Towd Point Mortgage Trust, 3.00%,
11/25/58 (a)(c) 717,426
199,330 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 200,784
1,442,360 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 1,478,281
239,602 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 244,940
257,231 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 259,021
143,655 Wells Fargo Mortgage Backed Securities
REMIC, 3.50%, 07/25/47 (a)(c) 143,670
24,160,215
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $76,587,068) 77,572,220
Corporate Bonds - 40.2%
Communication Services - 1.8%
2,300,000 AT&T, Inc. (USD 3 Month LIBOR +
1.18%), 1.40%, 06/12/24 (b) 2,356,304
1,538,000 Verizon Communications, Inc., 1.68%,
10/30/30 (a) 1,530,859
3,887,163
Consumer Discretionary - 7.7%
533,000 AMC Networks, Inc., 4.75%, 12/15/22 533,666
2,405,000 Dollar General Corp., 3.25%, 04/15/23 2,544,583
380,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 398,050
1,700,000 Lennar Corp., 4.50%, 04/30/24 1,878,500
1,621,000 Levi Strauss & Co., 5.00%, 05/01/25 1,661,525
2,530,000 McDonald's Corp., 1.45%, 09/01/25 2,623,065
1,390,000 Starbucks Corp., 3.10%, 03/01/23 1,468,246
420,000 The Goodyear Tire & Rubber Co.,
5.13%, 11/15/23 420,525
1,220,000 The TJX Cos., Inc., 3.50%, 04/15/25 1,361,861
1,121,000 The Walt Disney Co., 1.75%, 01/13/26 1,174,852
1,485,000 TWDC Enterprises 18 Corp., 2.75%,
08/16/21 1,507,634
1,439,000 Whirlpool Corp., MTN, 3.70%,
03/01/23 1,530,610
17,103,117
Consumer Staples - 2.5%
1,011,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,054,001

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 395,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) $ 448,819
2,405,000 Reckitt Benckiser Treasury Services
PLC, 2.75%, 06/26/24 (a) 2,571,668
1,165,000 Walmart, Inc., 3.40%, 06/26/23 1,251,032
5,325,520
Financials - 11.8%
670,000 AerCap Ireland Capital DAC/AerCap
Global Aviation Trust, 3.50%,
01/15/25 711,263
1,965,000 Bank of America Corp., 2.88%,
04/24/23 (c) 2,027,662
575,000 Bank of America Corp., MTN, 3.46%,
03/15/25 (c) 625,963
2,011,000 Citigroup, Inc., 2.88%, 07/24/23 (c) 2,088,926
1,997,000 Intercontinental Exchange, Inc., 4.00%,
10/15/23 2,186,535
2,195,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (c) 2,219,296
1,035,000 JPMorgan Chase & Co., 3.25%,
09/23/22 1,088,482
2,003,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 2,180,697
985,000 Morgan Stanley, MTN, 2.63%,
11/17/21 1,004,427
960,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 1,029,228
1,490,000 Principal Life Global Funding II,
1.25%, 06/23/25 (a) 1,520,823
1,890,000 Regions Financial Corp., 3.80%,
08/14/23 2,050,148
1,400,000 The Charles Schwab Corp., 3.25%,
05/21/21 1,412,530
2,150,000 The Goldman Sachs Group, Inc. (USD
3 Month LIBOR + 1.11%), 1.32%,
04/26/22 (b) 2,155,952
1,130,000 Truist Financial Corp., MTN, 2.15%,
02/01/21 1,130,000
475,000 Truist Financial Corp., MTN, 3.20%,
09/03/21 483,252
2,000,000 Wells Fargo & Co., 3.75%, 01/24/24 2,183,081
26,098,265
Health Care - 1.6%
2,165,000 Agilent Technologies, Inc., 3.88%,
07/15/23 2,329,542
1,060,000 Becton Dickinson and Co., 3.13%,
11/08/21 1,083,483
3,413,025
Industrials - 6.9%
2,055,000 BMW Finance NV, 2.40%, 08/14/24 (a) 2,177,832
2,185,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 (a) 2,427,462
Principal
Amount
Security
Description Value
$ 1,907,000 Roper Technologies, Inc., 2.80%,
12/15/21 $ 1,947,464
1,200,000 Roper Technologies, Inc., 1.00%,
09/15/25 1,214,216
1,805,000 Textron, Inc., 3.65%, 03/01/21 1,814,491
1,525,000 TTX Co., 3.60%, 01/15/25 (a) 1,697,429
1,330,000 Union Pacific Corp., 3.20%, 06/08/21 1,346,482
2,453,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 2,696,187
15,321,563
Information Technology - 6.1%
735,000 Applied Materials, Inc., 3.90%,
10/01/25 842,461
1,928,000 eBay, Inc., 2.75%, 01/30/23 2,019,092
2,265,000 Harman International Industries, Inc.,
4.15%, 05/15/25 2,521,561
1,222,000 QUALCOMM, Inc., 2.90%, 05/20/24 1,315,788
1,218,000 QUALCOMM, Inc., 3.45%, 05/20/25 1,355,944
790,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 821,600
2,255,000 TSMC Global, Ltd., 0.75%,
09/28/25 (a) 2,245,903
2,275,000 Xilinx, Inc., 2.95%, 06/01/24 2,446,822
13,569,171
Materials - 1.0%
2,047,000 Albemarle Corp., 4.15%, 12/01/24 2,270,043
Real Estate - 0.4%
935,000 National Retail Properties, Inc., 3.30%,
04/15/23 987,310
Utilities - 0.4%
880,000 Berkshire Hathaway Energy Co.,
3.75%, 11/15/23 958,160
Total Corporate Bonds (Cost $86,073,628) 88,933,337
Government & Agency Obligations - 22.5%
GOVERNMENT SECURITIES - 17.0%
Municipals - 1.8%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,540
450,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 1.04%, 04/01/26 456,935
550,000 County of El Paso CO, Colorado RB,
1.20%, 06/01/25 560,494
250,000 Douglas County School District No. 17/
NE, Nebraska GO, 1.23%, 06/15/25 255,627
240,000 Grand Island Public Schools, Nebraska
GO, 0.95%, 12/15/25 240,499
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,445,720

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 $ 240,034
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 0.76%, 12/01/24 170,736
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 170,467
4,041,052
Treasury Inflation Index Securities - 0.6%
1,347,352 U.S. Treasury Inflation Indexed Bonds,
0.13%, 04/15/22 (e) 1,377,282
U.S. Treasury Securities - 14.6%
13,745,000 U.S. Treasury Note, 1.63%, 11/15/22 14,127,283
13,330,000 U.S. Treasury Note, 2.75%, 11/15/23 14,317,774
3,465,000 U.S. Treasury Note, 2.13%, 05/15/25 3,739,222
32,184,279
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 5.5%
Federal Home Loan Mortgage Corp. - 3.1%
759,147 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 779,337
944,455 Federal Home Loan Mortgage Corp.,
2.75%, 12/15/54 (d) 982,972
1,515,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 1,561,071
490,618 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 84,281
281,191 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 21,221
193,390 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 24,388
133,364 Federal Home Loan Mortgage Corp.
REMIC, 2.25%, 03/15/30 135,277
412,550 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 09/15/37 418,587
69,528 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 04/15/37 69,637
690,632 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 722,721
4,301 Federal Whole Loan Securities Trust,
3.50%, 05/25/47 4,295
166,384,456 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 30,798
553,313 FRESB Multifamily Mortgage Pass-
Through Trust, 2.16%, 04/25/22 (c) 561,941
1,344,809 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 1,409,193
6,805,719
Principal
Amount
Security
Description Value
Federal National Mortgage Association - 0.8%
$ 241,575 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 $ 253,692
883,523 Federal National Mortgage Association
Interest Only, 0.74%, 02/25/22 (c) 3,751
1,166,759 Federal National Mortgage Association
Interest Only, 0.19%, 01/25/22 (c) 2,934
2,252,314 Federal National Mortgage Association
Interest Only, 0.38%, 07/25/22 (c) 8,671
398,303 Federal National Mortgage Association
Interest Only, 2.66%, 01/25/39 (c) 23,047
963,220 Federal National Mortgage Association
REMIC, 4.00%, 08/25/42 994,342
26,053 Federal National Mortgage Association
REMIC, 4.00%, 02/25/26 26,579
186,573 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 195,336
212,277 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 217,422
1,725,774
Government National Mortgage Association - 1.6%
1,404,831 Government National Mortgage
Association #511039, 6.30%,
12/15/40 1,406,586
125,159 Government National Mortgage
Association #559205, 7.25%,
09/15/31 125,315
165,811 Government National Mortgage
Association #559220, 7.00%,
01/15/33 166,019
113,897 Government National Mortgage
Association #610022, 5.60%,
08/15/34 114,040
353,765 Government National Mortgage
Association #632798, 5.13%,
11/15/34 354,207
687,681 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 772,734
642,415 Government National Mortgage
Association REMIC, 3.25%,
11/16/52 (c) 669,755
394 Government National Mortgage
Association REMIC #751404, 5.20%,
06/20/61 (c) 397
3,609,053
Total Government & Agency Obligations (Cost
$48,420,789) 49,743,159

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Preferred Stocks - 0.2%
Financials - 0.2%
550 U.S. Bancorp, Series A (callable at 1,000
beginning 02/01/21), 8.94% (c)(f) $ 531,295
Total Preferred Stocks (Cost $564,327) 531,295
Short-Term Investments - 1.5%
Investment Company - 1.5%
3,340,883 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.02% (g) 3,340,883
Total Short-Term Investments (Cost $3,340,883) 3,340,883
Investments, at value - 99.4% (Cost $214,986,695) 220,120,894
Other assets in excess of liabilities - 0.6% 1,383,651
NET ASSETS - 100.0% $ 221,504,545
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2020, the aggregate value of these liquid securities were
$76,851,288 or 34.7% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2020.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December
31, 2020.
(e) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f) Perpetual maturity security.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 18.2%
Asset Backed Securities - 5.3%
$ 1,135,000 Colony American Finance, Ltd., 1.17%,
12/15/52 (a) $ 1,138,977
1,565,316 CoreVest American Finance, Ltd.,
1.36%, 08/15/53 (a) 1,580,693
1,100,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.76%, 10/15/31 (a)(b) 1,113,993
506,341 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.93%, 12/24/33 (a)(b) 505,024
1,018,484 SLM Student Loan Trust (USD 3
Month LIBOR + 1.00%), 1.21%,
10/25/21 (b) 1,004,731
1,509,967 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.86%,
07/25/22 (b) 1,510,655
378,561 SLM Student Loan Trust (USD 3
Month LIBOR + 1.50%), 1.71%,
04/25/23 (b) 378,382
478,369 Social Professional Loan Program,
2.34%, 04/25/33 (a) 487,515
348,821 Social Professional Loan Program,
2.49%, 01/25/36 (a) 353,244
90,800 Sofi Consumer Loan Program Trust,
3.35%, 04/26/27 (a) 91,054
47,368 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (a) 47,507
51,353 SoFi Consumer Loan Program Trust,
2.50%, 05/26/26 (a) 51,545
667,533 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (a) 714,960
1,420,000 Tricon American Homes Trust, 1.48%,
11/17/39 (a) 1,427,882
1,632,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (a) 1,643,178
12,049,340
Non-Agency Commercial Mortgage Backed Securities - 6.2%
1,200,000 American Tower Trust #1, 3.07%,
03/15/23 (a) 1,223,553
905,000 BANK 2019-BNK16, 3.90%, 02/15/52 1,042,499
960,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 1,114,607
480,018 CFCRE Commercial Mortgage Trust
REMIC, 3.83%, 12/15/47 484,320
2,406,810 Citigroup Commercial Mortgage
Trust Interest Only REMIC, 1.75%,
09/10/45 (a)(c) 53,088
Principal
Amount
Security
Description Value
$ 956,441 COMM Mortgage Trust Interest Only
REMIC, 1.02%, 03/10/46 (c) $ 11,572
1,620,000 Cosmopolitan Hotel Mortgage Trust
REMIC (USD 1 Month LIBOR +
0.93%), 1.09%, 11/15/36 (a)(b) 1,601,789
33,425 DBUBS Mortgage Trust Interest Only
REMIC, 0.26%, 08/10/44 (a)(c) 5
975,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 1,047,012
6,053,130 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 1.32%,
08/10/44 (a)(c) 13,865
1,575,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (a) 1,780,362
975,000 Morgan Stanley Capital I Trust, 3.30%,
06/15/50 1,058,253
1,171,127 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (a)(c) 1,182,153
830,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 958,685
1,575,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 1,759,389
760,756 Wells Fargo Commercial Mortgage
Trust Interest Only REMIC, 1.74%,
10/15/45 (a)(c) 18,222
267,653 Wells Fargo Commercial Mortgage
Trust REMIC, 2.53%, 10/15/45 270,909
2,568,616 Wells Fargo-RBS Commercial Mortgage
Trust Interest Only REMIC, 1.88%,
11/15/45 (a)(c) 64,859
428,124 Wells Fargo-RBS Commercial Mortgage
Trust REMIC, 2.63%, 03/15/45 436,641
14,121,783
Non-Agency Residential Mortgage Backed Securities - 6.7%
319,887 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.02%, 12/25/33 (a)(b) 314,932
597,435 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.33%), 2.47%, 05/28/44 (b) 596,355
170,199 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
1.88%), 2.02%, 08/28/44 (b) 170,461
219,868 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.25%, 04/28/39 (b) 219,828
1,355,000 Cascade Funding Mortgage Trust, LLC,
0.95%, 12/26/30 (a)(c) 1,354,999
218 Citicorp Residential Mortgage Trust
REMIC, 4.98%, 07/25/36 (d) 217

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,049,156 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53 (a) $ 1,095,574
838,911 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (a)(c) 898,336
587,395 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (a)(c) 621,012
140,403 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 154,019
24,214 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 24,955
1,185 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
08/31/21 1,054
159,521 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 0.75%), 0.90%,
02/25/33 (b) 154,940
139,383 Credit-Based Asset Servicing &
Securitization, LLC REMIC, 5.02%,
12/25/37 (a)(d) 142,660
403,892 CSMLT Trust, 3.00%, 10/25/30 (a)(c) 411,913
393,090 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (a)(c) 395,964
47,033 Flagstar Mortgage Trust, 3.50%,
10/25/47 (a)(c) 46,977
814,859 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (c) 821,105
131,403 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.65%,
05/25/36 (a)(b) 131,079
443,531 Goldman Sachs Mortgage-Backed
Securities Corp. Trust, 3.00%,
10/25/50 (a)(c) 450,864
203,203 JPMorgan Mortgage Trust, 3.50%,
12/25/48 (a)(c) 203,798
575,000 Mello Warehouse Securitization Trust
(USD 1 Month LIBOR + 0.80%),
0.00%, 11/25/53 (a)(b) 575,356
283,794 Mill City Mortgage Loan Trust, 2.75%,
11/25/58 (a)(c) 288,115
611,491 New Residential Mortgage Loan Trust,
4.00%, 12/25/57 (a)(c) 661,234
459,893 New Residential Mortgage Loan Trust,
3.50%, 10/25/59 (a)(c) 490,915
252,642 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54 (a)(c) 270,674
230,798 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52 (a)(c) 245,789
477,254 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (a)(c) 508,572
Principal
Amount
Security
Description Value
$ 56,495 NovaStar Home Equity Loan Trust
REMIC (USD 1 Month LIBOR +
1.73%), 1.87%, 03/25/35 (b) $ 56,812
13,711 Residential Accredit Loans, Inc. Trust
REMIC (USD 1 Month LIBOR +
14.76%), 14.49%, 03/25/21 (b) 13,030
85,763 Salomon Brothers Mortgage Securities,
6.93%, 08/25/28 86,082
255,857 Sequoia Mortgage Trust REMIC,
3.50%, 03/25/48 (a)(c) 256,033
88,588 Sequoia Mortgage Trust REMIC,
3.50%, 05/25/48 (a)(c) 88,645
665,966 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30 (a)(c) 682,315
167,173 Sequoia Mortgage Trust REMIC,
3.50%, 08/25/47 (a)(c) 167,713
1,220,783 Towd Point Mortgage Trust, 3.25%,
07/25/58 (a)(c) 1,294,921
244,803 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (a)(c) 246,588
387,579 Towd Point Mortgage Trust REMIC,
2.75%, 10/25/56 (a)(c) 397,232
334,329 Towd Point Mortgage Trust REMIC,
2.75%, 04/25/57 (a)(c) 341,777
497,956 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (a)(c) 501,421
15,384,266
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $40,403,068) 41,555,389
Corporate Bonds - 35.1%
Communication Services - 2.2%
1,910,000 Alphabet, Inc., 2.25%, 08/15/60 1,842,266
1,255,000 AT&T, Inc., 5.15%, 03/15/42 1,597,563
1,264,000 Verizon Communications, Inc., 4.27%,
01/15/36 1,565,952
5,005,781
Consumer Discretionary - 7.6%
673,000 AMC Networks, Inc., 4.75%, 12/15/22 673,841
690,000 Comcast Corp., 4.15%, 10/15/28 830,239
770,000 Comcast Corp., Class A, 3.30%,
02/01/27 869,332
880,000 Dollar General Corp., 3.50%, 04/03/30 1,009,690
649,000 Dollar General Corp., 3.25%, 04/15/23 686,667
700,000 Hanesbrands, Inc., 4.63%, 05/15/24 (a) 733,250
1,220,000 Lennar Corp., 4.50%, 04/30/24 1,348,100
1,557,000 Levi Strauss & Co., 5.00%, 05/01/25 1,595,925
1,500,000 McDonald's Corp., 2.13%, 03/01/30 1,580,639
615,000 Newell Brands, Inc., 4.00%, 06/15/22 632,681
410,000 Newell Brands, Inc., 4.70%, 04/01/26 451,615
1,400,000 NIKE, Inc., 3.88%, 11/01/45 1,814,235
875,000 Starbucks Corp., 2.00%, 03/12/27 928,148

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 925,000 The TJX Cos., Inc., 3.75%, 04/15/27 $ 1,069,310
1,387,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 1,742,108
1,130,000 Whirlpool Corp., 4.70%, 06/01/22 1,195,221
17,161,001
Consumer Staples - 2.5%
1,100,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 1,146,787
1,676,000 Costco Wholesale Corp., 1.75%,
04/20/32 1,740,745
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28 (a) 602,212
1,570,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (a) 1,753,815
305,000 Walmart, Inc., 3.70%, 06/26/28 359,091
5,602,650
Financials - 9.6%
1,235,000 AerCap Ireland Capital DAC/ AerCap
Global Aviation Trust, 3.50%,
01/15/25 1,311,060
1,410,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (c) 1,591,669
1,393,000 Citigroup, Inc., 3.89%, 01/10/28 (c) 1,600,017
650,000 CME Group, Inc., 3.00%, 03/15/25 712,494
1,385,000 Intercontinental Exchange, Inc., 4.25%,
09/21/48 1,751,643
650,000 JPMorgan Chase & Co., 2.74%,
10/15/30 (c) 707,328
945,000 JPMorgan Chase & Co., 3.20%,
06/15/26 1,057,797
1,050,000 KeyCorp, MTN, 2.25%, 04/06/27 1,123,792
785,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (a) 854,641
1,355,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (c) 1,570,177
1,355,000 Regions Financial Corp., 3.80%,
08/14/23 1,469,815
1,375,000 The Charles Schwab Corp., 3.85%,
05/21/25 1,563,991
1,097,000 The Chubb Corp., 6.80%, 11/15/31 1,599,555
1,390,000 The Goldman Sachs Group, Inc.,
3.85%, 01/26/27 1,585,905
1,485,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (c)(e) 1,670,254
1,425,000 Wells Fargo & Co., 3.00%, 04/22/26 1,567,979
21,738,117
Health Care - 0.5%
1,109,000 Becton Dickinson and Co., 3.73%,
12/15/24 1,229,326
Principal
Amount
Security
Description Value
Industrials - 5.5%
$ 430,000 Agilent Technologies, Inc., 2.10%,
06/04/30 $ 446,435
1,430,000 BMW Finance NV, 2.85%, 08/14/29 (a) 1,576,231
1,230,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,658,913
1,647,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,845,489
1,157,000 Raytheon Technologies Corp., 4.88%,
10/15/40 1,505,282
1,123,000 Textron, Inc., 3.65%, 03/01/21 1,128,905
815,000 TTX Co., 4.60%, 02/01/49 (a) 1,081,167
1,593,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (a) 1,750,928
1,310,000 Waste Management, Inc., 3.90%,
03/01/35 1,603,328
12,596,678
Information Technology - 4.7%
1,225,000 Applied Materials, Inc., 1.75%,
06/01/30 1,268,764
255,000 Applied Materials, Inc., 3.30%,
04/01/27 289,925
1,383,000 eBay, Inc., 3.60%, 06/05/27 1,566,716
1,411,000 Harman International Industries, Inc.,
4.15%, 05/15/25 1,570,827
1,506,000 NVIDIA Corp., 2.85%, 04/01/30 1,693,252
1,300,000 QUALCOMM, Inc., 4.30%, 05/20/47 1,759,695
815,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 847,600
1,690,000 Xilinx, Inc., 2.38%, 06/01/30 1,773,139
10,769,918
Materials - 1.2%
1,311,000 Albemarle Corp., 5.45%, 12/01/44 1,567,625
959,000 The Mosaic Co., 5.45%, 11/15/33 1,191,539
2,759,164
Real Estate - 0.6%
1,255,000 National Retail Properties, Inc., 4.30%,
10/15/28 1,454,222
Utilities - 0.7%
1,099,000 PacifiCorp, 6.25%, 10/15/37 1,639,499
Total Corporate Bonds (Cost $72,487,030) 79,956,356
Government & Agency Obligations - 45.5%
GOVERNMENT SECURITIES - 18.8%
Municipals - 2.4%
500,000 City of Bellevue NE, Nebraska GO,
2.95%, 12/15/21 500,540
350,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 1.75%,
09/01/32 356,863
255,000 City of Omaha NE, Nebraska GO,
1.77%, 04/15/31 262,535

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 675,000 Elkhorn School District, Nebraska GO,
1.64%, 12/15/30 $ 692,746
219,433 Florida Housing Finance Corp., Florida
RB FHLMC, 3.00%, 01/01/36 225,158
285,000 Kearney School District, Nebraska GO,
1.38%, 12/15/28 287,742
530,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue, New York RB, 5.77%,
08/01/36 690,744
340,000 New York City Water & Sewer System,
New York RB, 5.72%, 06/15/42 522,447
290,000 New York State Urban Development
Corp., New York RB, 5.77%,
03/15/39 372,957
125,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.71%, 12/01/30 127,367
170,000 Papillion-La Vista School District No.
27, Nebraska GO, 1.16%, 12/01/27 171,952
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 288,596
420,000 West Haymarket Joint Public Agency,
Nebraska GO, 2.60%, 12/15/31 456,112
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 638,116
5,593,875
Treasury Inflation Index Securities - 1.5%
2,777,155 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 3,352,969
U.S. Treasury Securities - 14.9%
2,310,000 U.S. Treasury Bond, 5.38%, 02/15/31 3,318,910
1,515,000 U.S. Treasury Bond, 4.75%, 02/15/37 2,307,120
8,015,000 U.S. Treasury Bond, 3.63%, 08/15/43 11,300,524
1,900,000 U.S. Treasury Note, 1.63%, 11/15/22 1,952,844
6,740,000 U.S. Treasury Note, 2.13%, 05/15/25 7,273,408
3,660,000 U.S. Treasury Note, 2.25%, 02/15/27 4,044,300
1,515,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 1,601,817
2,025,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 2,194,673
33,993,596
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 26.7%
Federal Home Loan Mortgage Corp. - 13.5%
1,350,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32 1,606,852
1,695,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 1,730,746
794,699 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 873,004
930,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (c) 1,102,879
Principal
Amount
Security
Description Value
$ 20,260 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 $ 21,506
1,106,710 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 1,160,721
295,413 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 326,480
247,360 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 273,376
1,554,683 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 1,687,026
557,222 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 625,633
672,956 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 738,283
1,257,810 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 1,392,868
1,207,674 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 207,461
398,752 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 436,702
729,532 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 10/15/41 745,029
250 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 06/15/21 251
8,380 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 06/15/37 8,380
198,934 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 202,811
44,244 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 02/15/39 44,532
221,193 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 231,471
279,664 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 04/15/41 287,747
148,456 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 11/15/42 151,525
528,862 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 07/15/42 542,881
1,151,816 Federal Home Loan Mortgage Corp.
REMIC, 3.00%, 01/15/55 1,185,775
353,586 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/43 366,535
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 1,056,643
177,265,706 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (a) 32,812
464,331 FRESB Mortgage Trust, 3.70%,
10/25/28 (c) 506,080
1,193,112 Seasoned Credit Risk Transfer Trust,
3.00%, 08/25/56 (d) 1,253,040

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 682,981 Seasoned Credit Risk Transfer Trust,
3.00%, 05/25/57 (d) $ 718,459
1,056,330 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 1,162,251
611,277 Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57 (c) 640,542
1,707,430 Seasoned Credit Risk Transfer Trust,
3.50%, 03/25/58 1,852,737
1,011,964 Seasoned Credit Risk Transfer Trust,
2.50%, 08/25/59 1,065,703
1,353,474 Seasoned Credit Risk Transfer Trust,
2.50%, 11/25/59 1,432,039
1,013,623 Seasoned Credit Risk Transfer Trust,
2.00%, 05/25/60 1,051,314
628,766 Seasoned Credit Risk Transfer Trust,
3.25%, 07/25/56 (d) 666,240
1,298,669 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 1,348,206
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,610,714
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 536,093
30,883,347
Federal National Mortgage Association - 11.3%
1,600,000 Federal National Mortgage Association,
2.50%, 01/25/51 1,677,894
8,883 Federal National Mortgage Association
#679256, 7.50%, 08/01/22 8,954
140,409 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 162,979
125,624 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 140,281
14,226 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 15,908
14,713 Federal National Mortgage Association
#AA5564, 4.00%, 06/01/24 15,611
106,160 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 119,194
572,887 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 621,711
26,665 Federal National Mortgage Association
#AC0559, 4.00%, 10/01/24 28,288
240,341 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 275,474
43,361 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 51,747
527,980 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 586,804
156,535 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 175,758
138,721 Federal National Mortgage Association
#AL5404, 3.88%, 08/01/21 (c) 139,196
Principal
Amount
Security
Description Value
$ 497,759 Federal National Mortgage Association
#AL9970, 3.42%, 02/01/27 (c) $ 522,560
2,125,760 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 2,327,076
1,292,742 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,481,101
611,783 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 669,893
756,017 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 846,097
1,187,192 Federal National Mortgage Association
#AS3909, 4.00%, 11/01/44 1,298,561
544,909 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 575,587
1,291,381 Federal National Mortgage Association
#AS6994, 4.00%, 04/01/46 1,397,334
1,005,627 Federal National Mortgage Association
#BH9216, 4.00%, 01/01/48 1,104,252
701,517 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 746,997
674,517 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 736,936
432,147 Federal National Mortgage Association
#MA3384, 4.00%, 06/01/48 463,333
690,462 Federal National Mortgage Association
Interest Only, 0.74%, 02/25/22 (c) 2,932
3,253,343 Federal National Mortgage Association
Interest Only, 0.38%, 07/25/22 (c) 12,525
618,641 Federal National Mortgage Association
Interest Only, 2.66%, 01/25/39 (c) 35,797
1,975,000 Federal National Mortgage Association
Interest Only #AM7762, 3.49%,
01/01/35 2,227,200
710,000 Federal National Mortgage Association
REMIC, 3.50%, 12/25/37 754,113
938,819 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (c) 1,069,428
168,693 Federal National Mortgage Association
REMIC, 3.50%, 05/25/41 176,616
288,538 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 324,067
178,297 Federal National Mortgage Association
REMIC, 5.00%, 02/25/32 201,094
61,721 Federal National Mortgage Association
REMIC, 4.00%, 07/25/39 61,802
434,202 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 444,727
409,055 Federal National Mortgage Association
REMIC, 1.50%, 01/25/40 411,103
954,844 Federal National Mortgage Association
REMIC, 3.00%, 08/25/43 979,741

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
INCOME FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 902,903 Federal National Mortgage Association
REMIC, 3.00%, 08/25/45 $ 928,716
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 1,089,043
969,365 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 967,888
25,876,318
Government National Mortgage Association - 1.9%
1,157,662 Government National Mortgage
Association, 2.85%, 04/16/50 1,196,589
725,685 Government National Mortgage
Association, 3.50%, 01/20/69 (c) 790,635
664,516 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 714,590
1,356,058 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 1,523,777
789 Government National Mortgage
Association REMIC #751404, 5.20%,
06/20/61 (c) 795
4,226,386
Small Business Administration Participation Certificates - 0.0%
18,938 SBA Small Business Investment Cos.,
2.88%, 09/10/21 19,070
Total Government & Agency Obligations (Cost
$96,134,262) 103,945,561
Shares
Security
Description Value
Short-Term Investments - 0.9%
Investment Company - 0.9%
1,996,622 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.02% (g) 1,996,622
Total Short-Term Investments (Cost $1,996,622) 1,996,622
Investments, at value - 99.7% (Cost $211,020,982) 227,453,928
Other assets in excess of liabilities - 0.3% 601,472
NET ASSETS - 100.0% $ 228,055,400
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2020, the aggregate value of these liquid securities were
$36,563,932 or 16.0% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2020.
(c) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2020.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
FHLMC Federal Home Loan Mortgage Corporation
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 96.6%
GOVERNMENT SECURITIES - 95.7%
Municipals - 95.7%
Nebraska - 94.4%
$ 250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 $ 303,030
300,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/26 358,806
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 317,169
210,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.30%,
10/15/23 212,001
185,000 Cass County Sanitary & Improvement
District No. 1, Nebraska GO, 2.40%,
10/15/24 186,946
175,000 Cass County Sanitary & Improvement
District No. 9, Nebraska GO, 2.90%,
05/15/22 178,883
250,000 City of Beatrice NE, Nebraska GO,
1.70%, 12/15/23 258,095
215,000 City of Blair NE, Nebraska GO, 2.15%,
09/15/23 219,986
220,000 City of Blair NE, Nebraska GO, 2.30%,
09/15/24 225,113
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 404,118
650,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 838,871
80,000 City of Columbus NE Sales Tax
Revenue, Nebraska RB, 5.00%,
09/15/23 89,752
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 354,698
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 188,718
65,000 City of Grand Island NE Electric
System Revenue, Nebraska RB,
5.00%, 08/15/27 73,930
400,000 City of Kearney NE, Nebraska RB,
1.25%, 12/15/27 402,760
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 400,346
65,000 City of La Vista NE, Nebraska GO,
1.00%, 05/01/21 65,140
235,000 City of La Vista NE, Nebraska GO,
3.00%, 09/01/27 248,917
Principal
Amount
Security
Description Value
$ 260,000 City of Lincoln NE, Nebraska GO,
5.00%, 06/01/30 $ 360,773
200,000 City of Lincoln NE, Nebraska RB,
4.50%, 08/15/22 200,946
480,000 City of Lincoln NE, Nebraska RB,
4.00%, 08/15/26 508,522
500,000 City of Lincoln NE, Nebraska RB,
3.55%, 04/01/27 515,925
400,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/30 550,828
250,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 3.13%,
09/01/30 261,740
110,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 118,626
55,000 City of Lincoln NE Electric System
Revenue, Nebraska RB, 5.00%,
09/01/28 59,266
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 386,856
450,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/31 559,687
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 231,442
235,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/28 284,639
500,000 City of Omaha NE, Nebraska GO,
5.00%, 01/15/29 630,545
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 707,730
200,000 City of Omaha NE, Nebraska GO,
5.00%, 05/01/33 240,336
470,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/22 493,152
190,000 City of Omaha NE, Nebraska RB,
5.00%, 02/01/26 199,869
355,000 City of Omaha NE, Nebraska Special
Tax Bond, 5.00%, 01/15/28 450,115
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 5.00%, 04/01/24 230,536
200,000 City of Omaha NE Sewer Revenue,
Nebraska RB, 4.00%, 04/01/29 251,712
350,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/26 372,830
285,000 City of Papillion NE, Nebraska GO,
3.00%, 09/15/27 303,591
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 274,370
275,000 County of Buffalo NE, Nebraska GO,
4.00%, 12/15/31 282,345

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 $ 391,721
285,000 County of Cherry NE, Nebraska GO,
3.00%, 12/15/25 313,831
120,000 County of Douglas NE, Nebraska RB,
3.60%, 10/01/27 120,204
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 355,303
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 202,244
265,000 Cuming County Public Power District
Operation Round-Up Fund, Nebraska
RB, 1.50%, 12/15/25 273,570
50,000 Douglas County Hospital Authority
No. 1, Nebraska RB, AMBAC,
5.25%, 09/01/21 51,647
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,305,745
200,000 Douglas County Hospital Authority No.
2, Nebraska RB, 3.00%, 05/15/24 216,060
220,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 05/15/26 269,953
750,000 Douglas County Public Facilities Corp.,
Nebraska RB, 2.00%, 05/01/24 754,913
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 205,274
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 580,684
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 261,700
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 279,362
105,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.85%, 03/15/33 105,742
295,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.90%, 03/15/34 297,115
210,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 3.95%, 03/15/35 211,525
190,000 Douglas County Sanitary &
Improvement District No. 509,
Nebraska GO, 4.00%, 03/15/36 191,406
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 223,402
Principal
Amount
Security
Description Value
$ 85,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.10%, 05/15/30 $ 85,429
100,000 Douglas County Sanitary &
Improvement District No. 549,
Nebraska GO, 3.05%, 05/15/29 100,519
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 807,540
750,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 832,312
300,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 328,092
250,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/32 319,457
665,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/34 785,671
830,000 Elkhorn School District, Nebraska GO,
4.00%, 12/15/35 953,147
300,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/28 398,511
350,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/29 462,644
370,000 Fremont School District, Nebraska GO,
5.00%, 12/15/29 496,362
265,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 314,719
185,000 Grand Island Public Schools, Nebraska
GO, 4.00%, 12/15/24 191,738
730,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 896,046
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 596,532
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 844,781
760,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/24 867,624
265,000 Gretna Public Schools, Nebraska GO,
4.00%, 12/15/25 311,415
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 321,849
550,000 Lancaster County Correctional Facility
Joint Public Agency, Nebraska GO,
5.00%, 12/01/27 720,786
500,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/31 600,620
765,000 Lancaster County School District 001,
Nebraska GO, 4.00%, 01/15/26 889,473
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 336,099
475,000 Lincoln Airport Authority, Nebraska
RB, 4.00%, 07/01/27 573,767

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 500,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/32 $ 519,155
200,000 Lincoln County Hospital Authority No.
1, Nebraska RB, 5.00%, 11/01/25 207,662
500,000 Lincoln-Lancaster County Public
Building Commission, Nebraska RB,
3.00%, 12/01/26 565,435
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 1,056,340
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 588,116
500,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 571,145
1,000,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/21 1,042,190
180,000 Mid-Plains Community College Area
Facilities Corp., Nebraska RB, 3.00%,
10/15/25 182,263
1,475,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/30 1,554,621
140,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/31 147,571
210,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 231,741
200,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/26 211,442
540,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/27 570,478
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 525,290
235,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.50%,
03/01/21 235,390
350,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 1.55%,
03/01/23 356,647
500,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 2.00%,
03/01/24 520,380
500,000 Nebraska Public Power District,
Nebraska RB, 0.60%, 01/01/51 (a) 501,735
5,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/26 5,225
370,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 387,575
230,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/29 239,869
1,050,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 1,094,531
Principal
Amount
Security
Description Value
$ 540,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/34 $ 562,372
1,995,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/31 1,995,000
700,000 Nebraska State College Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 850,703
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 315,636
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 477,807
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 378,596
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 489,700
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 751,746
785,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/27 952,158
525,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 648,433
300,000 Omaha Public Facilities Corp.,
Nebraska RB, 5.00%, 06/01/21 305,547
1,010,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/28 1,184,599
600,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 796,074
270,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/32 356,835
205,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/31 213,452
75,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/29 75,266
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 935,025
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 610,850
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 192,155
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 663,524
1,500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 1,662,885
150,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/30 198,165
250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 328,822
475,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/31 601,711
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 372,050

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 750,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 $ 933,172
125,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/26 145,351
280,000 Platte County School District No. 1
Columbus Public Schools, Nebraska
GO, 5.00%, 12/15/28 325,587
160,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 160,205
30,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
2.45%, 10/15/22 30,038
70,000 Sarpy County Sanitary & Improvement
District No. 242, Nebraska GO,
3.00%, 03/15/27 70,125
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 105,013
90,000 Sarpy County Sanitary & Improvement
District No. 68, Nebraska GO,
2.75%, 12/15/23 90,169
420,000 Sarpy County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 558,785
385,000 Scotts Bluff County School District/
Gering School District, Nebraska GO,
5.00%, 12/01/23 410,872
220,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/25 271,355
225,000 Southeast Community College,
Nebraska COP, 5.00%, 12/15/26 286,427
300,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/25 351,903
400,000 Southern Public Power District,
Nebraska RB, 4.00%, 12/15/26 467,668
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 317,703
200,000 State of Nebraska, Nebraska COP,
1.60%, 03/15/21 200,178
500,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/22 526,655
270,000 State of Nebraska, Nebraska COP,
3.00%, 12/15/24 290,944
200,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/24 232,142
100,000 University of Nebraska, Nebraska RB,
5.00%, 05/15/25 120,590
1,000,000 University of Nebraska, Nebraska RB,
4.00%, 07/01/31 1,203,690
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 4.00%, 07/15/30 597,830
Principal
Amount
Security
Description Value
$ 500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/25 $ 606,620
500,000 University of Nebraska Facilities Corp.,
Nebraska RB, 5.00%, 07/15/26 625,365
400,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 447,684
1,700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 1,950,291
200,000 West Haymarket Joint Public Agency,
Nebraska GO, 5.00%, 12/15/26 209,170
105,000 West Haymarket Joint Public Agency,
Nebraska GO, 4.00%, 12/15/28 108,824
200,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/25 220,004
230,000 Westside Community Schools, Nebraska
GO, 4.00%, 06/01/27 251,958
450,000 York County NE School District No.
12, Nebraska GO, 2.00%, 12/15/25 479,268
73,279,692
North Dakota - 0.7%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 533,380
South Dakota - 0.6%
425,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 476,995
74,290,067
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.9%
Federal Home Loan Mortgage Corp. - 0.9%
600,000 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 665,765
Total Government & Agency Obligations (Cost
$71,104,661) 74,955,832
Shares
Security
Description Value
Short-Term Investments - 2.9%
Investment Company - 2.9%
2,243,122 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.02% (b) 2,243,122
Total Short-Term Investments (Cost $2,243,122) 2,243,122
Investments, at value - 99.5% (Cost $73,347,783) 77,198,954
Other assets in excess of liabilities - 0.5% 396,776
NET ASSETS - 100.0% $ 77,595,730
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2020.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

AMBAC American Municipal Bond Assurance Corporation
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 63.6%
Communication Services - 6.3%
7,325 Activision Blizzard, Inc. $ 680,126
1,005 Alphabet, Inc., Class C (a) 1,760,640
11,900 Comcast Corp., Class A 623,560
4,540 Facebook, Inc., Class A (a) 1,240,146
10,100 Verizon Communications, Inc. 593,375
4,897,847
Consumer Discretionary - 7.4%
727 Amazon.com, Inc. (a) 2,367,788
238 Booking Holdings, Inc. (a) 530,090
5,425 NIKE, Inc., Class B 767,475
865 O'Reilly Automotive, Inc. (a) 391,473
1,015 Pool Corp. 378,087
3,750 Royal Caribbean Cruises, Ltd. 280,088
2,690 The Home Depot, Inc. 714,518
1,145 Ulta Beauty, Inc. (a) 328,798
5,758,317
Consumer Staples - 3.8%
4,825 Church & Dwight Co., Inc. 420,885
2,775 Constellation Brands, Inc., Class A 607,864
1,720 Costco Wholesale Corp. 648,061
7,380 Lamb Weston Holdings, Inc. 581,101
4,700 Walmart, Inc. 677,505
2,935,416
Energy - 1.6%
3,100 Diamondback Energy, Inc. 150,040
5,100 EOG Resources, Inc. 254,337
8,450 Exxon Mobil Corp. 348,309
2,850 Phillips 66 199,329
11,300 Schlumberger NV 246,679
1,198,694
Financials - 7.1%
835 BlackRock, Inc. 602,486
3,165 Chubb, Ltd. 487,157
2,210 CME Group, Inc. 402,330
13,500 Equitable Holdings, Inc. 345,465
6,050 First American Financial Corp. 312,361
7,100 JPMorgan Chase & Co. 902,197
12,300 KeyCorp 201,843
24,400 Manulife Financial Corp. 434,808
7,600 Morgan Stanley 520,828
4,290 Northern Trust Corp. 399,571
4,200 South State Corp. 303,660
6,900 U.S. Bancorp 321,471
8,800 Wells Fargo & Co. 265,584
5,499,761
Health Care - 8.3%
6,900 AMN Healthcare Services, Inc. (a) 470,925
5,825 Baxter International, Inc. 467,398
1,305 Biogen, Inc. (a) 319,542
12,100 Boston Scientific Corp. (a) 434,995
Shares
Security
Description Value
5,800 Edwards Lifesciences Corp. (a) $ 529,134
3,900 Eli Lilly and Co. 658,476
5,850 Horizon Therapeutics PLC (a) 427,928
1,310 Humana, Inc. 537,454
5,650 Integer Holdings Corp. (a) 458,723
2,165 Laboratory Corp. of America
Holdings (a) 440,686
1,879 LHC Group, Inc. (a) 400,828
1,505 Thermo Fisher Scientific, Inc. 700,999
3,265 Zoetis, Inc. 540,358
6,387,446
Industrials - 6.4%
4,800 AMETEK, Inc. 580,512
8,300 CSX Corp. 753,225
6,950 IAA, Inc. (a) 451,611
10,000 MasTec, Inc. (a) 681,800
9,837 Raytheon Technologies Corp. 703,444
1,255 Roper Technologies, Inc. 541,018
8,200 The Timken Co. 634,352
5,210 Waste Management, Inc. 614,415
4,960,377
Information Technology - 17.5%
1,715 Adobe, Inc. (a) 857,706
26,510 Apple, Inc. 3,517,612
1,865 Broadcom, Inc. 816,590
4,105 CDW Corp. 540,998
15,300 Cisco Systems, Inc. 684,675
3,250 Citrix Systems, Inc. 422,825
3,375 CMC Materials, Inc. 510,637
1,925 FleetCor Technologies, Inc. (a) 525,198
2,670 Mastercard, Inc., Class A 953,030
4,400 Microchip Technology, Inc. 607,684
12,690 Microsoft Corp. 2,822,510
1,485 NVIDIA Corp. 775,467
1,130 Paycom Software, Inc. (a) 511,042
13,545,974
Materials - 2.2%
8,190 Berry Global Group, Inc. (a) 460,196
4,725 FMC Corp. 543,044
2,505 Linde PLC 660,093
1,663,333
Real Estate - 1.5%
2,000 American Tower Corp. REIT 448,920
9,800 First Industrial Realty Trust, Inc. REIT 412,874
2,025 Sun Communities, Inc. REIT 307,699
1,169,493
Utilities - 1.5%
3,725 Atmos Energy Corp. 355,477
6,920 NextEra Energy, Inc. 533,878
4,300 Southwest Gas Holdings, Inc. 261,225
1,150,580
Total Common Stocks (Cost $27,114,471) 49,167,238

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 5.6%
Asset Backed Securities - 2.1%
$ 95,438 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60 (b) $ 97,215
157,375 Colony American Finance, Ltd., 1.83%,
03/15/50 (b) 159,653
95,420 Commonbond Student Loan Trust,
3.87%, 02/25/46 (b) 98,436
110,774 ELFI Graduate Loan Program 2020-A,
LLC, 1.73%, 08/25/45 (b) 112,515
77,164 Missouri Higher Education Loan
Authority (USD 1 Month LIBOR +
0.83%), 0.98%, 01/26/26 (c) 76,966
130,000 Navient Private Education Loan Trust
(USD 1 Month LIBOR + 1.60%),
1.76%, 10/15/31 (b)(c) 131,654
193,024 Pawnee Equipment Receivables, 2.29%,
10/15/24 (b) 194,873
78,105 PHEAA Student Loan Trust (USD 3
Month LIBOR + 1.10%), 1.35%,
06/25/38 (b)(c) 78,365
93,421 Preferred Term Securities XII, Ltd./
Preferred Term Securities XII, Inc.
(USD 3 Month LIBOR + 0.70%),
0.93%, 12/24/33 (b)(c) 93,178
169,435 SLM Student Loan Trust (USD 3
Month LIBOR + 1.65%), 1.86%,
07/25/22 (c) 169,512
10,162 SoFi Consumer Loan Program Trust,
2.77%, 05/25/26 (b) 10,192
83,442 Stack Infrastructure Issuer, LLC, 4.54%,
02/25/44 (b) 89,370
140,000 Tricon American Homes Trust, 1.48%,
11/17/39 (b) 140,777
180,000 Vantage Data Centers, LLC, 1.65%,
09/15/45 (b) 181,233
1,633,939
Non-Agency Commercial Mortgage Backed Securities - 2.6%
375,000 American Tower Trust #1, 3.07%,
03/15/23 (b) 382,360
190,000 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 202,793
125,000 CD Commercial Mortgage Trust,
4.21%, 08/15/51 145,131
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 187,925
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39 (b) 226,078
227,823 Key Commercial Mortgage Securities
Trust, 2.66%, 06/15/52 (b) 237,966
Principal
Amount
Security
Description Value
$ 225,796 Key Commercial Mortgage Securities
Trust, 1.25%, 09/16/52 (b) $ 226,526
119,651 Sutherland Commercial Mortgage Trust,
2.86%, 12/25/35 (b)(d) 120,777
75,000 UBS Commercial Mortgage Trust,
4.19%, 08/15/51 86,628
150,000 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 167,561
1,983,745
Non-Agency Residential Mortgage Backed Securities - 0.9%
76,010 Bayview Commercial Asset Trust
REMIC (USD 1 Month LIBOR +
0.87%), 1.02%, 12/25/33 (b)(c) 74,833
62,819 Bayview Financial Acquisition Trust
REMIC (USD 1 Month LIBOR +
2.10%), 2.25%, 04/28/39 (c) 62,808
134,815 Cascade Funding Mortgage Trust,
2.80%, 06/25/69 (b)(d) 136,414
90,400 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66 (b)(d) 96,803
26,464 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35 (b)(d) 27,979
42,727 EverBank Mortgage Loan Trust, 3.50%,
02/25/48 (b)(d) 43,040
92,885 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45 (d) 93,597
56,967 Goldman Sachs Alternative Mortgage
Products Trust REMIC (USD 1
Month LIBOR + 0.50%), 0.65%,
05/25/36 (b)(c) 56,826
47,013 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55 (b)(d) 50,098
23,474 Towd Point Mortgage Trust REMIC,
3.50%, 02/25/55 (b)(d) 23,645
64,652 Wells Fargo Mortgage Backed
Securities, 3.50%, 07/25/47 (b)(d) 65,102
731,145
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $4,214,845) 4,348,829
Corporate Bonds - 13.2%
Communication Services - 1.0%
348,000 AT&T, Inc., 4.30%, 02/15/30 415,693
317,000 Verizon Communications, Inc., 4.33%,
09/21/28 381,571
797,264
Consumer Discretionary - 1.6%
100,000 Dollar General Corp., 3.50%, 04/03/30 114,737
186,000 Dollar General Corp., 3.25%, 04/15/23 196,795
100,000 Hanesbrands, Inc., 4.63%, 05/15/24 (b) 104,750
265,000 McDonald's Corp., 2.13%, 03/01/30 279,246

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 50,000 Newell Brands, Inc., 4.70%, 04/01/26 $ 55,075
50,000 Starbucks Corp., 2.00%, 03/12/27 53,037
220,000 The TJX Cos., Inc., 3.75%, 04/15/27 254,322
215,000 Whirlpool Corp., 4.70%, 06/01/22 227,409
1,285,371
Consumer Staples - 0.6%
175,000 Church & Dwight Co., Inc., 2.88%,
10/01/22 182,443
270,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27 (b) 301,611
484,054
Financials - 4.7%
250,000 Bank of America Corp., MTN, 3.56%,
04/23/27 (d) 282,211
240,000 Citigroup, Inc., 3.89%, 01/10/28 (d) 275,667
395,000 CME Group, Inc., 3.00%, 03/15/25 432,977
245,000 Intercontinental Exchange, Inc., 3.75%,
12/01/25 277,476
305,000 JPMorgan Chase & Co., 1.05%,
11/19/26 (d) 308,376
130,000 JPMorgan Chase & Co., 3.25%,
09/23/22 136,718
110,000 KeyCorp, MTN, 2.25%, 04/06/27 117,731
120,000 Metropolitan Life Global Funding I,
3.60%, 01/11/24 (b) 130,646
200,000 Morgan Stanley, GMTN, 3.77%,
01/24/29 (d) 231,760
70,000 Morgan Stanley, GMTN, 3.75%,
02/25/23 75,048
245,000 Regions Financial Corp., 3.80%,
08/14/23 265,760
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 250,239
265,000 The Goldman Sachs Group, Inc.,
3.00%, 04/26/22 267,149
230,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49 (d)(e) 258,692
270,000 Wells Fargo & Co., 3.00%, 04/22/26 297,091
3,607,541
Health Care - 0.2%
132,000 Becton Dickinson and Co., 3.73%,
12/15/24 146,322
Industrials - 2.6%
250,000 BMW Finance NV, 2.85%, 08/14/29 (b) 275,565
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 291,334
150,000 Roper Technologies, Inc., 2.80%,
12/15/21 153,183
200,000 Textron, Inc., 3.65%, 03/01/21 201,052
170,000 TTX Co., 3.60%, 01/15/25 (b) 189,222
235,000 Union Pacific Corp., 3.95%, 09/10/28 278,869
Principal
Amount
Security
Description Value
$ 250,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25 (b) $ 274,785
250,000 Waste Management, Inc., 1.50%,
03/15/31 247,695
1,911,705
Information Technology - 2.2%
260,000 Applied Materials, Inc., 1.75%,
06/01/30 269,289
215,000 eBay, Inc., 3.60%, 06/05/27 243,560
200,000 NVIDIA Corp., 2.85%, 04/01/30 224,867
200,000 Oracle Corp., 3.40%, 07/08/24 218,877
293,000 QUALCOMM, Inc., 2.15%, 05/20/30 309,912
125,000 Telefonaktiebolaget LM Ericsson,
4.13%, 05/15/22 130,000
280,000 Xilinx, Inc., 2.38%, 06/01/30 293,774
1,690,279
Materials - 0.3%
209,000 Albemarle Corp., 4.15%, 12/01/24 231,773
Total Corporate Bonds (Cost $9,444,431) 10,154,309
Government & Agency Obligations - 14.0%
GOVERNMENT SECURITIES - 12.3%
Municipals - 1.0%
350,000 California State University, California
RB, 5.45%, 11/01/22 383,156
115,000 Elkhorn School District, Nebraska GO,
1.64%, 12/15/30 118,023
125,000 Grand Island Public Schools, Nebraska
GO, 1.69%, 12/15/31 125,640
100,000 Vista Community Development
Commission, California Tax
Allocation Bond, 7.61%, 09/01/21 100,449
727,268
Treasury Inflation Index Securities - 1.1%
233,979 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28 (f) 281,954
586,116 U.S. Treasury Inflation Indexed Note,
0.13%, 01/15/22 (f) 597,199
879,153
U.S. Treasury Securities - 10.2%
2,335,000 U.S. Treasury Note, 1.63%, 11/15/22 2,399,942
3,405,000 U.S. Treasury Note, 2.13%, 05/15/25 3,674,474
1,650,000 U.S. Treasury Note, 2.25%, 02/15/27 1,823,250
7,897,666
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.7%
Federal Home Loan Mortgage Corp. - 1.1%
200,000 Federal Home Loan Mortgage Corp.,
3.00%, 07/15/36 204,218
174,519 Federal Home Loan Mortgage Corp.,
2.75%, 12/15/54 (g) 181,636
115,000 Federal Home Loan Mortgage Corp.,
3.78%, 10/25/28 (d) 136,378

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
BALANCED FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 107,972 Federal Home Loan Mortgage Corp.
#SB8006, 3.00%, 09/01/34 $ 113,241
32,104 Federal Home Loan Mortgage Corp.
REMIC, 4.00%, 03/15/40 32,729
74,792 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 78,267
21,892,692 FREMF Mortgage Trust Interest Only,
0.10%, 08/25/44 (b) 4,052
130,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 138,671
889,192
Federal National Mortgage Association - 0.4%
44,914 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 47,670
140,823 Federal National Mortgage Association
REMIC, 4.01%, 04/25/29 (d) 160,414
65,934 Federal National Mortgage Association
REMIC, 2.50%, 09/25/39 67,533
275,617
Government National Mortgage Association - 0.2%
122,808 Government National Mortgage
Association, 3.50%, 01/20/69 (d) 133,799
Total Government & Agency Obligations (Cost
$10,075,113) 10,802,695
Shares
Security
Description Value
Short-Term Investments - 3.5%
Investment Company - 3.5%
2,728,896 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.02% (h) 2,728,896
Total Short-Term Investments (Cost $2,728,896) 2,728,896
Investments, at value - 99.9% (Cost $53,577,756) 77,201,967
Other assets in excess of liabilities - 0.1% 88,761
NET ASSETS - 100.0% $ 77,290,728
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2020, the aggregate value of these liquid securities were
$4,436,539 or 5.7% of net assets.
(c) Floating rate security. Rate presented is as of December 31, 2020.
(d) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31, 2020.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2020.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
GMTN Global Medium Term Note
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 97.6%
Communication Services - 5.9%
70,400 Altice USA, Inc., Class A (a) $ 2,666,048
5,100 IAC/InterActiveCorp (a) 965,685
9,400 Spotify Technology SA (a) 2,957,804
16,300 Twitter, Inc. (a) 882,645
210,600 Zynga, Inc. (a) 2,078,622
9,550,804
Consumer Discretionary - 12.5%
5,000 Burlington Stores, Inc. (a) 1,307,750
5,800 Domino's Pizza, Inc. 2,224,068
7,400 DR Horton, Inc. 510,008
9,310 Five Below, Inc. (a) 1,629,064
4,200 Hilton Worldwide Holdings, Inc. 467,292
8,600 Lululemon Athletica , Inc. (a) 2,993,058
13,600 Ollie's Bargain Outlet Holdings, Inc. (a) 1,112,072
5,100 O'Reilly Automotive, Inc. (a) 2,308,107
7,100 Planet Fitness, Inc., Class A (a) 551,173
12,400 Restaurant Brands International, Inc. 757,764
64,700 Stitch Fix, Inc., Class A (a) 3,799,184
39,300 YETI Holdings, Inc. (a) 2,690,871
20,350,411
Consumer Staples - 2.7%
22,000 Church & Dwight Co., Inc. 1,919,060
11,100 Post Holdings, Inc. (a) 1,121,211
44,000 The Kroger Co. 1,397,440
4,437,711
Financials - 4.8%
10,900 eHealth, Inc. (a) 769,649
2,300 FactSet Research Systems, Inc. 764,750
14,400 LPL Financial Holdings, Inc. 1,500,768
3,600 MarketAxess Holdings, Inc. 2,054,016
4,200 MSCI, Inc. 1,875,426
16,000 OneMain Holdings, Inc. 770,560
7,735,169
Health Care - 20.0%
15,200 Alexion Pharmaceuticals, Inc. (a) 2,374,848
7,100 Bio- Techne Corp. 2,254,605
26,600 Horizon Therapeutics PLC (a) 1,945,790
5,600 IDEXX Laboratories, Inc. (a) 2,799,272
15,000 Incyte Corp. (a) 1,304,700
7,300 Insulet Corp. (a) 1,866,099
7,400 LHC Group, Inc. (a) 1,578,568
8,800 Masimo Corp. (a) 2,361,744
5,900 McKesson Corp. 1,026,128
11,900 PerkinElmer, Inc. 1,707,650
10,300 Quidel Corp. (a) 1,850,395
9,100 Sarepta Therapeutics, Inc. (a) 1,551,459
6,300 Seagen , Inc. (a) 1,103,382
Shares
Security
Description Value
80,400 SmileDirectClub , Inc. (a) $ 959,976
11,425 Teladoc Health, Inc. (a) 2,284,543
3,100 Teleflex, Inc. 1,275,867
5,200 The Cooper Cos., Inc. 1,889,264
8,700 Veeva Systems, Inc., Class A (a) 2,368,575
32,502,865
Industrials - 12.3%
20,000 AMETEK, Inc. 2,418,800
4,200 Cintas Corp. 1,484,532
2,950 CoStar Group, Inc. (a) 2,726,626
11,400 Dover Corp. 1,439,250
13,600 IAA, Inc. (a) 883,728
12,800 ITT, Inc. 985,856
9,500 Old Dominion Freight Line, Inc. 1,854,210
35,100 Quanta Services, Inc. 2,527,902
2,030 TransDigm Group, Inc. (a) 1,256,266
25,000 TransUnion 2,480,500
10,600 Trex Co., Inc. (a) 887,432
9,300 XPO Logistics, Inc. (a) 1,108,560
20,053,662
Information Technology - 35.2%
16,000 Akamai Technologies, Inc. (a) 1,679,840
12,000 Broadridge Financial Solutions, Inc. 1,838,400
9,670 CDW Corp. 1,274,409
15,000 DocuSign, Inc. (a) 3,334,500
83,700 Dropbox, Inc., Class A (a) 1,857,303
5,080 Fair Isaac Corp. (a) 2,596,083
6,210 FleetCor Technologies, Inc. (a) 1,694,274
13,400 Fortinet, Inc. (a) 1,990,302
11,700 Inphi Corp. (a) 1,877,499
4,700 Jack Henry & Associates, Inc. 761,353
10,600 KLA Corp. 2,744,446
36,200 LivePerson , Inc. (a) 2,252,726
15,200 Microchip Technology, Inc. 2,099,272
9,100 Palo Alto Networks, Inc. (a) 3,234,049
14,150 Paychex, Inc. 1,318,497
8,200 Paycom Software, Inc. (a) 3,708,450
49,300 Pure Storage, Inc., Class A (a) 1,114,673
10,250 RingCentral, Inc., Class A (a) 3,884,443
14,800 Science Applications International Corp. 1,400,672
44,200 Smartsheet , Inc., Class A (a) 3,062,618
12,390 Splunk , Inc. (a) 2,104,937
11,800 SS&C Technologies Holdings, Inc. 858,450
10,000 Synopsys, Inc. (a) 2,592,400
9,200 Twilio , Inc. (a) 3,114,200
21,300 Xilinx, Inc. 3,019,701
4,500 Zebra Technologies Corp. (a) 1,729,485
57,142,982
Materials - 2.9%
24,800 Ball Corp. 2,310,864

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
GROWTH OPPORTUNITIES FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
31,200 Berry Global Group, Inc. (a) $ 1,753,128
5,100 FMC Corp. 586,143
4,650,135
Real Estate - 1.3%
27,100 Americold Realty Trust REIT 1,011,643
6,800 Sun Communities, Inc. REIT 1,033,260
2,044,903
Total Common Stocks (Cost $96,237,491) 158,468,642
Shares
Security
Description Value
Short-Term Investments - 2.4%
Investment Company - 2.4%
3,862,000
BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.02% (b) 3,862,000
Total Short-Term Investments (Cost $3,862,000) 3,862,000
Investments, at value - 100.0% (Cost $100,099,491) 162,330,642
Other assets in excess of liabilities - 0.0% 69,202
NET ASSETS - 100.0% $ 162,399,844
(a) Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
PLC Public Limited Company
REIT Real Estate Investment Trust

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 99.2%
Communication Services - 2.5%
747 Nexstar Media Group, Inc., Class A $ 81,565
Consumer Discretionary - 9.3%
384 Burlington Stores, Inc. (a) 100,435
855 Dorman Products, Inc. (a) 74,231
738 Ollie's Bargain Outlet Holdings, Inc. (a) 60,346
511 Tractor Supply Co. 71,837
306,849
Consumer Staples - 3.7%
388 Casey's General Stores, Inc. 69,305
200 Coca-Cola Consolidated, Inc. 53,254
122,559
Energy - 1.9%
4,331 Parsley Energy, Inc., Class A 61,500
Financials - 14.7%
303 Affiliated Managers Group, Inc. 30,815
776 Arthur J Gallagher & Co. 95,999
704 Cullen/Frost Bankers, Inc. 61,410
904 Selective Insurance Group, Inc. 60,550
942 South State Corp. 68,107
1,700 Stifel Financial Corp. 85,757
641 UMB Financial Corp. 44,222
1,238 United Bankshares , Inc. 40,111
486,971
Health Care - 14.4%
1,339 AMN Healthcare Services, Inc. (a) 91,387
437 ICON PLC (a) 85,206
1,563 Integra LifeSciences Holdings Corp. (a) 101,470
179 LHC Group, Inc. (a) 38,184
518 Omnicell , Inc. (a) 62,170
691 PerkinElmer, Inc. 99,159
477,576
Industrials - 18.8%
796 Barnes Group, Inc. 40,349
415 Carlisle Cos., Inc. 64,815
615 EnerSys 51,082
599 Fortune Brands Home & Security, Inc. 51,346
729 Forward Air Corp. 56,016
698 Franklin Electric Co., Inc. 48,309
610 ICF International, Inc. 45,341
716 Oshkosh Corp. 61,626
1,077 Quanta Services, Inc. 77,566
796 Robert Half International, Inc. 49,734
662 Tetra Tech, Inc. 76,646
622,830
Information Technology - 19.6%
639 Ambarella , Inc. (a) 58,673
395 Broadridge Financial Solutions, Inc. 60,514
233 CACI International, Inc., Class A (a) 58,094
236 Coherent, Inc. (a) 35,405
691 ExlService Holdings, Inc. (a) 58,825
Shares
Security
Description Value
449 Leidos Holdings, Inc. $ 47,199
303 Littelfuse , Inc. 77,162
301 MKS Instruments, Inc. 45,285
1,356 MTS Systems Corp. 78,865
650 PTC, Inc. (a) 77,746
424 Qualys , Inc. (a) 51,673
649,441
Materials - 4.2%
449 Balchem Corp. 51,734
938 RPM International, Inc. 85,151
136,885
Real Estate - 7.3%
1,137 American Campus Communities, Inc.
REIT 48,630
1,032 Duke Realty Corp. REIT 41,249
2,445 Easterly Government Properties, Inc.
REIT 55,379
258 Jones Lang LaSalle, Inc. (a) 38,279
707 Lamar Advertising Co., Class A REIT 58,837
242,374
Utilities - 2.8%
953 IDACORP, Inc. 91,517
Total Common Stocks (Cost $2,519,909) 3,280,067
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
40,430 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.02% (b) 40,430
Total Short-Term Investments (Cost $40,430) 40,430
Investments, at value - 100.4% (Cost $2,560,339) 3,320,497
Other liabilities in excess of assets - (0.4)% (12,498)
NET ASSETS - 100.0% $ 3,307,999

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2020 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2020
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2020.
ADR
American Depositary Receipt
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 97.4%
Communication Services - 2.4%
191,167 Nexstar Media Group, Inc., Class A $ 20,873,525
Consumer Discretionary - 11.0%
393,127 Boot Barn Holdings, Inc. (a) 17,045,987
213,556 Dorman Products, Inc. (a) 18,540,932
495,542 G-III Apparel Group, Ltd. (a) 11,764,167
407,938 La-Z-Boy, Inc. 16,252,250
634,698 Movado Group, Inc. (a) 10,548,681
124,460 Ollie's Bargain Outlet Holdings, Inc. (a) 10,177,094
274,408 Standard Motor Products, Inc. 11,102,547
95,431,658
Consumer Staples - 2.4%
45,008 Coca-Cola Consolidated, Inc. 11,984,280
55,341 J & J Snack Foods Corp. 8,598,331
20,582,611
Energy - 1.4%
853,077 Parsley Energy, Inc., Class A 12,113,693
Financials - 18.1%
496,920 Atlantic Union Bankshares Corp. 16,368,545
322,745 Mercantile Bank Corp. 8,768,982
309,771 Moelis & Co., Class A 14,484,892
1,035,633 Old National Bancorp 17,150,082
324,945 Selective Insurance Group, Inc. 21,764,816
256,382 South State Corp. 18,536,419
243,523 Stewart Information Services Corp. 11,776,772
468,446 Stifel Financial Corp. 23,637,760
162,349 UMB Financial Corp. 11,200,458
403,001 United Bankshares , Inc. 13,057,232
156,745,958
Health Care - 13.0%
326,075 AMN Healthcare Services, Inc. (a) 22,254,619
292,893 HMS Holdings Corp. (a) 10,763,818
380,612 Integra LifeSciences Holdings Corp. (a) 24,709,331
50,633 LHC Group, Inc. (a) 10,801,031
124,574 Medpace Holdings, Inc. (a) 17,340,701
165,678 Omnicell , Inc. (a) 19,884,674
107,467 Pacira BioSciences , Inc. (a) 6,430,825
112,184,999
Industrials - 17.2%
161,889 American Woodmark Corp. (a) 15,193,283
225,267 Barnes Group, Inc. 11,418,784
208,390 Comfort Systems USA, Inc. 10,973,817
107,926 CSW Industrials, Inc. 12,077,999
147,882 EnerSys 12,283,079
225,956 Forward Air Corp. 17,362,459
231,008 Franklin Electric Co., Inc. 15,988,064
238,701 ICF International, Inc. 17,742,645
288,416 Kforce , Inc. 12,139,429
253,741 Korn Ferry 11,037,733
108,960 Tetra Tech, Inc. 12,615,389
148,832,681
Shares
Security
Description Value
Information Technology - 18.2%
122,163 Ambarella , Inc. (a) $ 11,217,007
552,031 Benchmark Electronics, Inc. 14,910,357
126,151 Bottomline Technologies de, Inc. (a) 6,653,204
50,633 CACI International, Inc., Class A (a) 12,624,326
183,015 Cass Information Systems, Inc. 7,121,114
369,705 CTS Corp. 12,691,973
137,434 Diodes, Inc. (a) 9,689,097
178,193 ExlService Holdings, Inc. (a) 15,169,570
56,604 Littelfuse , Inc. 14,414,774
145,387 MTS Systems Corp. 8,455,708
330,553 Onto Innovation, Inc. (a) 15,717,795
241,916 Silicon Motion Technology Corp., ADR 11,648,255
69,693 SPS Commerce, Inc. (a) 7,567,963
242,834 Sykes Enterprises, Inc. (a) 9,147,557
157,028,700
Materials - 3.9%
139,500 Balchem Corp. 16,073,190
176,701 Kaiser Aluminum Corp. 17,475,729
33,548,919
Real Estate - 5.7%
151,556 Agree Realty Corp. REIT 10,090,599
627,120 Easterly Government Properties, Inc.
REIT 14,204,268
338,934 Getty Realty Corp. REIT 9,334,242
416,205 Marcus & Millichap, Inc. (a) 15,495,312
49,124,421
Utilities - 4.1%
90,360 Chesapeake Utilities Corp. 9,777,856
175,667 IDACORP, Inc. 16,869,302
190,938 Unitil Corp. 8,452,825
35,099,983
Total Common Stocks (Cost $574,564,819) 841,567,148
Shares
Security
Description Value
Short-Term Investments - 2.5%
Investment Company - 2.5%
21,269,547 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
0.02% (b) 21,269,547
Total Short-Term Investments (Cost $21,269,547) 21,269,547
Investments, at value - 99.9% (Cost $595,834,366) 862,836,695
Other assets in excess of liabilities - 0.1% 837,566
NET ASSETS - 100.0% $ 863,674,261

Notes to Schedules of Portfolio Investments
December 31, 2020
(Unaudited)
Quarterly Report 2020

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value
Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to:
type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.
The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.
Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar

Notes to Schedules of Portfolio Investments
December 31, 2020
(Unaudited)
Quarterly Report 2020

securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or ADRs and GDRs for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2020, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 33,873,808 $ – $ 33,873,808
Non-Agency Commercial Mortgage Backed Securities – 19,538,197 – 19,538,197
Non-Agency Residential Mortgage Backed Securities – 24,160,215 – 24,160,215
Corporate Bonds – 88,933,337 – 88,933,337
Government & Agency Obligations – 49,743,159 – 49,743,159
Preferred Stocks 531,295 – – 531,295
Short-Term Investments 3,340,883 – – 3,340,883
Total $ 3,872,178 $ 216,248,716 $ – $ 220,120,894
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 12,049,340 $ – $ 12,049,340
Non-Agency Commercial Mortgage Backed Securities – 14,121,783 – 14,121,783
Non-Agency Residential Mortgage Backed Securities – 15,384,266 – 15,384,266
Corporate Bonds – 79,956,356 – 79,956,356
Government & Agency Obligations – 103,945,561 – 103,945,561
Short-Term Investments 1,996,622 – – 1,996,622
Total $ 1,996,622 $ 225,457,306 $ – $ 227,453,928

Notes to Schedules of Portfolio Investments
December 31, 2020
(Unaudited)
Quarterly Report 2020

* See Schedules of Portfolio Investments for further industry classification.
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 74,955,832 $ – $ 74,955,832
Short-Term Investments 2,243,122 – – 2,243,122
Total $ 2,243,122 $ 74,955,832 $ – $ 77,198,954
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 49,167,238 $ – $ – $ 49,167,238
Asset Backed Securities – 1,633,939 – 1,633,939
Non-Agency Commercial Mortgage Backed Securities – 1,983,745 – 1,983,745
Non-Agency Residential Mortgage Backed Securities – 731,145 – 731,145
Corporate Bonds – 10,154,309 – 10,154,309
Government & Agency Obligations – 10,802,695 – 10,802,695
Short-Term Investments 2,728,896 – – 2,728,896
Total $ 51,896,134 $ 25,305,833 $ – $ 77,201,967
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Growth Opportunities Fund
Common Stocks* $ 158,468,642 $ – $ – $ 158,468,642
Short-Term Investments 3,862,000 – – 3,862,000
Total $ 162,330,642 $ – $ – $ 162,330,642
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 3,280,067 $ – $ – $ 3,280,067
Short-Term Investments 40,430 – – 40,430
Total $ 3,320,497 $ – $ – $ 3,320,497
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 841,567,148 $ – $ – $ 841,567,148
Short-Term Investments 21,269,547 – – 21,269,547
Total $ 862,836,695 $ – $ – $ 862,836,695

Notes to Schedules of Portfolio Investments
December 31, 2020
(Unaudited)
Quarterly Report 2020

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates.